SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenues by Geographical Areas

b.The following tables present total revenues for the years ended December 31, 2018, 2019 and 2020 and long-lived assets as of December 31, 2019 and 2020:

Revenues:

	Year ended December 31,
	2020	2019	2018

North America (*)	$563,824	$414,775	$316,446
Europe	251,597	195,324	159,768
Latin America	51,053	51,108	46,232
Asia and others	122,286	99,881	81,258

	$988,760	$761,088	$603,704

(*)	Include revenue from USA in amount of $278,784, $363,431 and $481,098 for 2018, 2019 and 2020, respectively.

Schedule of Long-lived Assets by Geographical Areas	Long-lived assets and ROU:
	December 31,
	2020	2019

Israel	$56,684	$40,147
Europe and Asia	15,233	13,609
America	52,352	57,200

	$124,268	$110,955